UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22594

HATTERAS GPEP FUND II, LLC
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
6601 Six Forks Road, Suite 340
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Financial Statements

For the Year Ended March 31, 2015

Hatteras GPEP Fund II, LLC

Defining Alternatives

HATTERAS
FUNDS

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Table of Contents

As of and for the year ended March 31, 2015

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Statement of Assets, Liabilities and Members’ Capital	4
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8
Board of Managers (Unaudited)	17
Fund Management (Unaudited)	19
Other Information (Unaudited)	20

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Tel: 919-754-9370 Fax: 919-754-9369 www.bdo.com	5430 Wade Park Boulevard Suite 208 Raleigh, NC 27607

Report of Independent Registered Public Accounting Firm

The Board of Managers and Members
Hatteras GPEP Fund II, LLC

We have audited the accompanying statement of assets, liabilities, and members’ capital of Hatteras GPEP Fund II, LLC (the “Fund”), including the schedule of investments, as of March 31, 2015, and the related statements of operations, changes in members’ capital, and cash flows for the year then ended.  These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.  The statement of changes in members’ capital for the year ended March 31, 2014 and the financial highlights for the period from June 1, 2012 (commencement of operations) to March 31, 2013 and the year ended March 31, 2014 were audited by other auditors whose report dated May 30, 2014 expressed an unmodified opinion on that statement of changes in members’ equity and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of underlying investment funds owned as of March 31, 2015, by correspondence with the custodian and underlying investment fund managers and advisers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras GPEP Fund II, LLC as of March 31, 2015, and the results of its operations, changes in members’ capital, and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

June 1, 2015

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Schedule of Investments

March 31, 2015

Investments in Investment Funds (58.20%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (58.20%)
China (16.15%)
Delta Capital Growth Fund, L.P. [a,b]	$1,246,256	$1,494,764
NM Strategic Focus Fund, L.P. [a,b]	493,750	454,299
Total China Investments		1,949,063
France (9.36%)
NiXEN II FCPR [a,b] (1,464,393 Class A common shares)	1,101,820	1,129,865
India (4.46%)
IDG Ventures India Fund II LLC [a,b]	480,042	537,843
United Kingdom (5.46%)
HgCapital Mercury B L.P. [a,b]	799,792	658,878
United States (22.77%)
Inventus Capital Partners Fund II, Ltd. [a,b]	525,000	508,862
Milestone Partners IV AVI, L.P. [a,b]	55,411	—
Milestone Partners IV, L.P. [a,b]	623,683	722,942
Radius Venture Partners III QP, L.P. [a,b]	780,702	1,515,922
Total United States Investments		2,747,726
Total Investments in Non-Listed Private Equity Funds		7,023,375
Total Investments in Investment Funds (Cost $6,106,456)		7,023,375
Short-Term Investments (42.49%)
Federated Prime Obligations Fund #10, 0.03% [c,d]	5,128,289	5,128,289
Total Short-Term Investments (Cost $5,128,289)		5,128,289
Total Investments (Cost $11,234,745) (100.69%)		12,151,664
Liabilities in excess of other assets (-0.69%)		(83,308)
Members' Capital (100.00%)		$12,068,356

a	Investment Funds are issued in private placement transactions and, as such, are restricted as to resale.

b	Non-income producing.

c	The rate shown is the annualized 7-day yield as of March 31, 2015.

d	Fair value of this security exceeds 25% of the Fund’s Member’s Capital. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Total cost and fair value of restricted Investment Funds as of March 31, 2015 was $6,106,456 and $7,023,375, respectively.

Percentages shown represent fair value as a percentage of Members’ capital.

See notes to financial statements.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Schedule of Investments

March 31, 2015 (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

Non-Listed Private Equity Funds 58.20%
Short-Term Investments 42.49%
Liabilities in excess of other assets -0.69%

See notes to financial statements.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Capital

March 31, 2015

Assets
Investments in Investment Funds, at fair value (cost $6,106,456)	$7,023,375
Short-term investments, at fair value (cost $5,128,289)	5,128,289
Interest receivable	197
Total assets	12,151,861

Liabilities and members’ capital
Investment management fees payable	37,832
Professional fees payable	43,223
Managers’ fees payable	1,250
Custodian fees payable	1,200
Total liabilities	83,505

Commitments and contingencies (See Note 5)

Members’ capital	12,068,356
Total liabilities and members’ capital	$12,151,861

Components of members’ capital:
Capital contributions	$12,656,232
Distributions in excess of accumulated net investment loss	(1,323,913)
Net realized loss from investments and foreign currency	(180,882)
Net unrealized appreciation on investments and foreign currency	916,919
Members’ capital	$12,068,356

Net asset value per unit	$99.07
Number of authorized units	Unlimited
Units issued to Members	121,818.382
Number of outstanding units	121,818.382

See notes to financial statements.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Statement of Operations

For the year ended March 31, 2015

Investment income
Dividends (net of withholdings of $3,525)	$109,339
Interest	920
Total investment income	110,259

Operating expenses
Investment management fees	158,270
Professional fees	64,406
Servicing fees	63,110
Accounting and administration fees	40,000
Managers’ fees	33,750
Custodian fees	12,986
Insurance expense	1,868
Other expenses	25,119
Total operating expenses, before reimbursement from Adviser	399,509

Reimbursement from Adviser	63,110
Total operating expense, after reimbursement from Adviser	336,399
Net investment loss	(226,140)

Net realized loss and unrealized appreciation (depreciation) of investments and currency translation
Net realized loss from investments	(16,003)
Net realized loss from currency translation	(164,879)
Net unrealized appreciation of investments	324,328
Net unrealized depreciation of currency translation	(329,032)
Net realized loss and unrealized appreciation of investments and currency translation	(185,586)
Net decrease in members’ capital resulting from operations	$(411,726)

See notes to financial statements.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Statements of Changes in Members’ Capital

For the years ended March 31, 2014 and 2015

Members’ Capital
Members’ capital, at March 31, 2013	$6,080,510
Capital contributions	6,950,657
Net investment loss	(282,140)
Net unrealized appreciation of investments and currency translation	340,147
Members’ capital, at March 31, 2014	$13,089,174
Distributions to members	(609,092)
Net investment loss	(226,140)
Net realized loss from investments and currency translation	(180,882)
Net unrealized depreciation on investments and currency translation	(4,704)
Members’ capital, at March 31, 2015	$12,068,356

See notes to financial statements.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Statement of Cash Flows

For the year ended March 31, 2015

Cash flows from operating activities:
Net decrease in members’ capital resulting from operations	$(411,726)
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Purchases of Investment Funds	(3,728,433)
Net sales of short-term investments	949,540
Proceeds from Investment Funds sold	3,620,419
Net realized loss from investments and currency translation	180,882
Net unrealized depreciation on investments and currency translation	4,704
Increase in interest receivable	(87)
Decrease in prepaid assets	144
Decrease in investment management fees payable	(3,200)
Increase in professional fees payable	7,449
Decrease in accounting and administration fees payable	(10,000)
Decrease in custodian fees payable	(600)
Net cash provided by operating activities	609,092

Net change in cash and cash equivalents:
Distribution to shareholders	(609,092)
Net cash provided by financing activities	(609,092)
Net change in cash	—

Cash at beginning of year	—
Cash at end of year	$—

See notes to financial statements.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015

1.	ORGANIZATION

Hatteras GPEP Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on July 26, 2011 and commenced operations on June 1, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC, an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, “Capvent” or the “Sub-Adviser”).

The Fund had an initial closing on June 1, 2012 (the “Initial Closing”) and a final closing on October 1, 2013 (the “Final Closing”). The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund. The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board of Managers (the “Board”) of the Fund.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund has a fund of funds structure and invests in other investment companies and partnerships. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a broad portfolio of private equity investments. In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”). The Fund is an investment company and applies accounting and reporting guidance in accordance with Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

b.	Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At March 31, 2015, there was no cash held by the Fund.

c.	Valuation of Portfolio Investments

The Fund’s valuation procedures have been adopted by the Fund’s Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser, the Sub-Adviser and the Fund’s third-party administrator, which report to the Board.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments held by the Fund include:

•	Investments in Non-Listed Private Equity Funds - The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with the Fund’s valuation procedures. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment managers as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under the Fund’s valuation procedures. These fair value procedures employed by the Adviser and Sub-Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Funds may lag the reporting period of the Fund. The Adviser and Sub-Adviser have established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

•	Short-Term Investments - During the year ended March 31, 2015, the Fund held the short-term investment Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

In April 2015, FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $7,023,375 are excluded from the fair value hierarchy as of March 31, 2015.

The retroactive application of ASU 2015-07 results in the Level 3 investments included in the March 31, 2014, audited financial statements also being excluded from the fair value hierarchy.

d.	Investment Income

Interest income is recorded when earned. Dividend income, net of foreign withholding taxes, is recognized on the ex-dividend date. Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund. Investments in listed private equity investments are recorded on a trade-date basis. Investments in Non-Listed Funds are recorded on a subscription-effective-date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific-identified-cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, investment management fee, board of managers’ fees, and expenses of meetings of the Board.

f.	Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on March 31, 2015. Transactions during the year ended March 31, 2015 are translated at the spot rate of exchange prevailing on the date of the transaction. The portion of gains and losses on investments that is due to changes in foreign currency exchange rates from that which is due to changes in the fair value of investments is separately disclosed on the statement of operations.

g.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Investment Funds. The Fund has not yet received all such tax reporting from the Investment Funds for the tax year ended December 31, 2014. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax year subject to evaluation by tax authorities is for the years ended December 31, 2012, 2013 and 2014.

h.	Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members’ Units held. Distributions for the year ended March 31, 2015 totaled $609,092 as reported on the statement of changes in members’ capital.

i.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

j.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments, approximate the carrying amounts presented on the statement of operations.

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund (the “Sub-Advisory Agreement”).

In consideration for the advisory and other services provided by the Adviser to the Fund, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund. For the year ended March 31, 2015, the total Investment Management Fee was $158,270.

The Adviser and Sub-Adviser are also entitled to a carried interest once a Member has received a return of 125% of that Member’s Capital Contributions. After a Member has received distributions and/or repurchase proceeds equal to 125% of its Capital Contributions, the Fund will make distributions and repurchase proceeds on a 90%/ 5%/ 5% split among the Member, the Adviser and the Sub-Adviser, respectively. For the year ended March 31, 2015, there was no carried interest allocated to the Adviser or the Sub-Adviser.

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (the “Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. The Fund Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For the year ended March 31, 2015, the Fund incurred Fund Servicing Fees totaling $63,110, which is included in the statement of operations under servicing fees. For the year ended March 31, 2015, the Adviser voluntarily reimbursed the Fund $63,110 for Fund Servicing Fees.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS (Continued)

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund.

All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended March 31, 2015, retainers to the Independent Managers totaled $30,000 and are included in the statement of operations under managers’ fees.

4.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the year ended March 31, 2015, the total accounting and administration fee was $40,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, N.A., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	INVESTMENT TRANSACTIONS

Total purchases of Investment Funds for the year ended March 31, 2015 amounted to $3,728,433. Total proceeds from sales, redemptions, or other dispositions of Investment Funds for the year ended March 31, 2015 amounted to $3,620,419.

The Fund intends to invest substantially all of its available capital in private equity funds. The non-listed private equity investments are restricted securities that are subject to substantial holding periods or are not traded in public markets at all; therefore, the Fund may not be able to resell some of its securities holdings for extended periods.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured on a recurring basis as of March 31, 2015:

	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value (“NAV”)	Total
Non-Listed Private Equity Funds	$—	$—	$—	$7,023,375	$7,023,375
Short-Term Investments	5,128,289	—	—	—	5,128,289
Total	$5,128,289	$—	$—	$7,023,375	$12,151,664

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Accounting Standards Update (“ASU”) 2009-12 to ASC 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

5.	INVESTMENT TRANSACTIONS (Continued)

of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value. Adjustments to NAV may also be made when Non-Listed Private Equity Funds report in an accounting method other than US GAAP, and an adjustment is required to bring the reported balance into conformity as to what would have been reported under US GAAP.

As of March 31, 2015, all Investment Funds were valued using NAV as practical expedient with the exception of one Non-Listed Private Equity Fund where the reported NAV was reduced by the carried interest, which was calculated by the fund using information provided by the underlying fund to bring the reported balance into conformity as to what would have been reported under US GAAP.

A listing of the investments held by the Fund and their attributes, as of March 31, 2015, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity – Growth Capital (a)	Investments in nonpublic companies; investment used to fund business expansion	$1,949,063	$2,156,250	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Leveraged Buyout (b)	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt	$2,511,685	$1,602,341	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Venture Capital (c)	Investments in early-stage, high-potential, high-risk, growth startup companies	$2,562,627	$1,567,250	Up to 10 years	None	N/A	N/A

*	The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)	The category includes Investment Funds that invest primarily in nonpublic companies in need of growth capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

5.	INVESTMENT TRANSACTIONS (Continued)

(b)	The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(c)	The category includes Investment Funds that invest primarily in early-stage, high-potential, high-risk, growth startup companies. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

6.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

7.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. For a more complete list of risk factors, Members should refer to their Confidential Placement Memorandum, as supplemented, and the corresponding Statement of Additional Information, as supplemented. No guarantee or representations is made that the investment objective of the Fund will be met.

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Concentration risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk: The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets.

The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Foreign economic, political and legal risks: The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

7.	RISK FACTORS (Continued)

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than those in the United States of America. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the portfolio funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Investment Funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

8.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for the past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the NAV during each accounting period.

Per Unit Operating Performance:
Net Asset Value, June 1, 2012	$100.00
Income from investment operations:
Net investment loss*	(3.67)
Net unrealized appreciation on investments and currency translation	11.62
Total from investment operations	7.95
Net Asset Value, March 31, 2013	$107.95
Income from investment operations:
Net investment loss *	(2.65)
Net unrealized appreciation of investments and currency translation	2.15
Total from investment operations	(0.50)
Net Asset Value, March 31, 2014	$107.45
Income from investment operations:
Distributions to members	(5.00)
Net investment loss*	(1.86)
Net realized loss and unrealized appreciation of investments and currency translation	(1.52)
Total from investment operations	(8.38)
Net Asset Value, March 31, 2015	$99.07

*	Per share amounts calculated based on weighted average shares outstanding during the period.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

For the year ended March 31, 2015 (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	For the years ended March 31,		For the period from June 1, 2012 (commencement of operations) to March 31, 2013
	2015	2014
Total return	(3.25)%	(0.46)%	7.95%[1]
Members’ capital, end of period (000’s)	$12,068	$13,089	$6,081
Portfolio turnover	35.78%	0.00%	0.00%[1]
Ratios as a percentage of average Members’ capital:
Net investment loss	(1.77)%	(2.61)%	(4.58)%[2]
Total operating expenses, gross	3.12%	3.53%	6.99%[2]
Reimbursement from Adviser	(0.49)%	(0.52)%	(0.89)%[2]
Reimbursement of placement agent fees	(0.00)%	(0.00)%	(0.52)%[2]
Total operating expenses, net	2.63%	3.01%	5.58%[2]

*	Internal rate of return since inception as of March 31, 2015 was -0.33%; as of March 31, 2014 was 4.00%; as of March 31, 2013 was 9.65%.

[1]	Not Annualized

[2]	Annualized

9. SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following. Effective May 20, 2015, the Fund is no longer registered as an investment company under the 1940 Act. The fund will continue to operate as a private fund pursuant to section 3(c)(1) of the 1940 Act.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Board of Managers

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of March 31, 2015, is set forth below. The business address of each Manager is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGERS
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LLC (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	19
Peter M. Budko[2,3] February 4, 1960	Manager	Since 2014	Partner, American Realty Capital, an investment advisory firm (2007 to present); Chief Executive Officer, BDCA Adviser, an investment advisory firm (2010 to Present); Director, ARC Realty Finance Trust, Inc. (2013 to Present); Director, RCS Capital Corp (2013 to Present).	19
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	19
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	19
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to 2009).	19

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Board of Managers

(Unaudited) (Concluded)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Private Investor (2009 to Present); Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009); Chief Operating Officer, Aladdin Capital Management LLC (2005 to 2007).	19
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since Inception	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	19
Joseph A. Velk[3] May 15, 1960	Manager; Audit Committee Member of the Fund	Since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to Present).	19

[1]	The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of one fund).

[2]	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

[3]	Became Manager effective July 1, 2014.

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Fund Management

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2015, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception	Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by the Hatteras Funds since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

[1]	The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of one fund).

Hatteras GPEP Fund II, LLC
 (a Delaware Limited Liability Company)

Other Information

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the period ended June 30, 2014 is available at http://www.sec.gov or by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, Joseph E. Breslin, Thomas Mann, and Joseph A. Velk are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This is the Registrant’s first year of operations; therefore there are no fees from the prior fiscal year.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $36,000 for 2014 and $35,000 for 2015.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2015.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2014 and $0 for 2015.

All Other Fees

(d)  The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2015.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)   The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for 2013 and $0 for 2014.

(h)  The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund primarily invests its assets in Portfolio Funds, which include, but are not limited to, private partnerships, limited liability companies or similar entities managed by Portfolio Fund Managers (commonly referred to as “private equity funds” or “private funds”). Investments in Portfolio Funds do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser, Sub-Adviser and/or the Fund may receive notices from such Portfolio Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Portfolio Funds’ limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of the Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)       Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of June 9, 2015:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Robert L. Worthington	President of the Investment Manager	Since Inception
Mr. Worthington is President of Hatteras Funds, LLC and became President of Hatteras and its affiliated entities in February 2007. Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006. Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.
Portfolio Management
David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Fund	Since Inception
Mr. Perkins has been the Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and founded Hatteras Funds and its affiliated entities in September 2003 Prior to that, he was co-founder and Managing Partner of CapFinancial Partners, LLC
Portfolio Management
Varun Sood	Managing Partner of Capvent	Since Inception	Mr. Sood is a co-founder of Capvent AG. Previously, Mr. Sood was an executive director with Société Générale. Prior to that, he was a vice president with ABN AMRO.	Portfolio Management
Tom F. Clausen	Managing Partner of Capvent	Since Inception	Mr. Clausen is a co-founder of Capvent AG. Previously, Mr. Clausen was an executive director with Société Générale.	Portfolio Management
Rohan Ajila	Partner of Capvent	Since Inception
Mr. Ajila joined Capvent in 2007 and is a Managing Partner at Capvent India Private Equity and a Partner at Capvent AG. Previously he was Founder & CEO of Indiamarkets.com. He began his career as a credit rating research analyst with CRISIL-S&P and was an investment manager for the Everest Fund.

Portfolio Management

(a)(2)       Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than Hatteras GPEP Fund II, LLC, for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2015:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance
Robert L. Worthington	Registered Investment Companies	2	$23,720,000	1	$13,729,000
	Other Pooled Investment Vehicles *	2	$16,994,000	1	$4,050,000
	Other Accounts	0	$0	0	$0

David B. Perkins	Registered Investment Companies	3	$928,184,000	2	$918,192,000
	Other Pooled Investment Vehicles *	2	$16,994,000	1	$4,050,000
	Other Accounts	0	$0	0	$0

Varun Sood	Registered Investment Companies	1	$13,729,000	1	$13,729,000
	Other Pooled Investment Vehicles *	3	$133,050,000	3	$133,050,000
	Other Accounts	0	$0	0	$0

Tom F. Clausen	Registered Investment Companies	1	$13,729,000	1	$13,729,000
	Other Pooled Investment Vehicles *	3	$133,050,000	3	$133,050,000
	Other Accounts	0	$0	0	$0

Rohan Ajila	Registered Investment Companies	1	$13,729,000	1	$13,729,000
	Other Pooled Investment Vehicles *	3	$133,050,000	3	$133,050,000
	Other Accounts	0	$0	0	$0

*	The assets in the “Other Pooled Investment Vehicles” section for each of the investment committee member(s) includes committed capital amounts for certain assets.

Potential Conflicts of Interests

Members of the Investment Committee are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including registered and unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser and the Sub-Adviser each has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser and the Sub-Adviser each has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)       Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser or the Sub-Adviser and their affiliates, as applicable.

(a)(4)       Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of March 31, 2015:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Robert L. Worthington	$0
David B. Perkins	$0
Varun Sood	$0
Tom F. Clausen	$0
Rohan Ajila	$0

(b)               Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS GPEP FUND II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 9, 2015

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	June 9, 2015

* Print the name and title of each signing officer under his or her signature.